SHARE CAPITAL (Tables)	6 Months Ended
Feb. 29, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2017	438,228	46.50
Forfeited	(129,678)	41.50
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Granted	1,628,500	1.81
Options outstanding at February 29, 2020	3,182,500	2.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding at February 29, 2020	Stock options exercisable at February 29, 2020	Average Exercise Price CAD$	Average Remaining Contractual Life (Years)
3,182,500	Nil	2.20	4.44